RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Shareholder of the Group; One officer of Trip.com is a family member of the Group’s director
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
Azure Hospitality Fund I Limited Partnership (“Azure Fund”)	Fund	Equity method investee of the Group
Huazhu Azure Capital Partners Inc. (“Azure Capital”)	Investment company	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties consist of the following:

	As of
	December 31,	June 30,
	2025	2026
Trip.com	265	94
Lianquan	19	19
Huamai	16	8
Zhuchuang	14	14
Cjia Group	12	12
Others	25	29
Allowance for expected credit losses	(37)	(37)
Total	314	139

Amounts due to related parties consist of the following:

	As of
	December 31,	June 30,
	2025	2026
Trip.com	60	52
Cjia Group	20	22
Others	49	22
Total	129	96

(b) Related party transactions

During the six months ended June 30, 2025 and June 30, 2026, significant related party transactions were as follows:

	Six Months Ended June 30,
	2025	2026
Commission expenses to Trip.com	148	132
Lease expenses to Trip.com	10	10
Lease expenses to Cjia Group	18	20
Goods sold and service provided to Cjia Group	15	12
Service fee from Trip.com	61	56
Service fee from Azure Fund	10	9
Sublease income from Cjia Group	3	2

In 2026, a subsidiary of Azure Capital, acting as the originator (the “Originator”), initiated the public offering of a real estate investment trust (the “REIT”). The Group, together with another equity shareholder of Azure Capital, undertook that if it is substantiated that the Originator or Azure Capital has committed any material violation of laws or regulations in the documents and materials submitted in connection with the REIT issuance application, including concealing material facts or fabricating materially false information, the Group and that equity shareholder shall require the Originator or Azure Capital to repurchase, at its own expense, all units of the REIT or the equity interests in the underlying real estate projects. If the Originator or Azure Capital is unable to fully perform the repurchase undertaking due to insufficient financial resources, the Group and that equity shareholder shall provide funding support to enable it to fulfill the repurchase undertaking. By the end of August 2026, the REIT’s offering remained ongoing, with a total offering size of approximately RMB1,239.